MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Detailed Information About Marketable Securities [Abstract]
Disclosure of the movement in marketable securities

	December 31, 2019	December 31, 2018
Balance, beginning of year	$29,542	$114,001
Additions	5,355	25,456
Disposals	(3,534)	(63,445)
Gain (loss) recognized on acquisition at fair value	757	(2,782)
Fair value adjustments	34,333	(43,688)
Balance, end of year	$66,453	$29,542